Jan. 29, 2024
The Cook & Bynum Fund Series
THE COOK & BYNUM FUND SUMMARY
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses you may pay if you buy, hold, and sell shares of The Cook & Bynum Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

SHAREHOLDER FEES(fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a percentage of the total amount on shares redeemed in 60 days or less from the date of purchase)	2.00%

ANNUAL FUND OPERATING EXPENSES(ongoing expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.59%
Total Annual Fund Operating Expenses	2.08%
Fee Reduction and/or Expense Reimbursement*	-0.59%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.49%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$152	$595	$1,064	$2,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio. The Fund’s portfolio turnover rate was 0% and 8% for the fiscal years ended September 30, 2022 and September 30, 2021, respectively.

Principal Investment Strategy
The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity.
The Adviser’s iterative investment process is built around four core criteria and is designed to challenge assumptions, refine conclusions, and mitigate psychological misjudgments:
1)Circle of Competence
The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to execute its competencies when evaluating an idea.
2)Business
The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield attractive returns on equity over an extended period of time. Without a “moat,” a company’s results are difficult to effectively forecast.
3)People
The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. Other important markers include energy, consistency, a thoughtful capital allocation framework, and conservative accounting practices.
4)Price
After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these “owner earnings” into present value dollars. The Fund will invest in a company’s stock only if it is trading at a significant discount to the Adviser’s conservative estimate of its intrinsic value.
The Fund’s portfolio is deliberately concentrated in the Adviser’s best, most-informed ideas. This concentration means the Fund’s portfolio is markedly different from any benchmarks.
In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks, preferred stocks, and depositary receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 60% of those from emerging markets. The Fund may also hold up to 60% of its assets in foreign debt. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds, may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that meet its minimum hurdle rate requirements. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.
The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

Principal Risks
Performance
The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart shows the year to year performance of the Fund since inception for each calendar year ended December 31. The table shows how the average annual total returns for 1, 5, and 10 years and since inception compare with those of the relevant market index, the MSCI All Country World Index (“MSCI ACWI”). The MSCI ACWI is a free float-adjusted market capitalization index and is shown to compare the Fund’s performance to the global equity market performance among developed and developing markets. The average annual total returns for the MSCI ACWI presume the reinvestment of all dividends. Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com/cobyx or by calling the Fund’s toll-free number at 1‑877-839-COBY (2629).
The Fund commenced operations on July 1, 2009.

Annual Returns (For each year ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 21.33% (quarter ending December 31, 2022) and the lowest return for a quarter was -24.61% (quarter ending March 31, 2020).
Average Annual Total Returns (For the period ended December 31, 2023)

	1 year	5 years	10 years	Since Inception (7/1/2009)
Return Before Taxes	16.73%	6.26%	3.62%	6.54%
Return After Taxes on Distributions	16.72%	6.10%	3.02%	5.93%
Return After Taxes on Distributions and Sale of Fund Shares	10.37%	4.97%	2.80%	5.34%
MSCI ACWI Net (reflects no deduction for fees, expenses, or taxes)	22.20%	11.72%	7.93%	9.83%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.